Income Taxes (Schedule of Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current taxes on income
In respect of current year	$ 28,009	$ 734	$ 2,569
In respect of prior years	0	1	(18)
Deferred tax income
Creation and reversal of temporary differences	(23,684)	3,963	14,124
Total tax (benefit)/expense on income	$ 4,325	$ 4,698	$ 16,675